Fees and Expenses	Apr. 30, 2026
Founder-Led ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other possible fees, such as your broker-dealer’s brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on amounts incurred during the most recent fiscal period and are annualized.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)	Other Expenses are based on amounts incurred during the most recent fiscal period and are annualized.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Expense Example, No Redemption Narrative [Text Block]	The Fund also incurs transaction and financing costs associated with derivatives and with the purchase and sale of portfolio instruments. These costs are not reflected in the table or the Example above.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. During the most recent fiscal period ended December 31, 2025, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Founder-Led 2x Daily ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other possible fees, such as your broker-dealer’s brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	1.08%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$110	$343

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally leads to higher trading costs and, in taxable accounts, may increase taxable distributions. These costs are not included in the total annual fund operating expenses or in the Example and reduce performance. Because the Fund is newly organized, portfolio turnover information is not yet available.